STOCKHOLDERS' EQUITY (Details 3) - Warrant [Member] - QPAGOS Corporation - Parent Company [Member]	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number Outstanding | shares	6,219,200
Weighted Average Exercise Price | $ / shares	$ 0.625
Number Exercisable | shares	6,219,200
Exercisable Weighted Average Exercise Price | $ / shares	$ 0.625
Exercise Price Dollar 0.625 [Member]
Number Outstanding | shares	6,219,200
Weighted Average Remaining Contractual life in years	3 years 9 months
Weighted Average Exercise Price | $ / shares	$ 0.625
Number Exercisable | shares	6,219,200
Exercisable Weighted Average Exercise Price | $ / shares	$ 0.625
Exercisable Weighted Average Remaining Contractual life in years	3 years 9 months